NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Antidilutive securities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	8,816,753	7,805,954	8,760,848	572,621
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	133,629	148,780	128,174	288,621
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	2,261,000	1,293,500	2,269,000	84,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	6,422,124	6,363,674	6,363,674